Share-based Compensation - RCUs movement (Details) - RCUs $ in Thousands					12 Months Ended
	Apr. 03, 2023 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments					247,085
Granted during the year | EquityInstruments					87,919
Vested during the year | EquityInstruments	(92,805)		(50,982)	(19,638)	(335,004)
Outstanding at end of the year | EquityInstruments		247,085
Weighted average contractual life
Weighted average contractual life		1 year 5 months 26 days
Aggregate fair value
Outstanding at the beginning of the year | $					$ 1,017
Granted during the year | $					735
Vested during the year | $					$ (1,752)
Outstanding at the end of the year | $		$ 1,017